STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 6 – STOCKHOLDERS’ EQUITY

The Company has authorized 10,000,000 shares of preferred stock (“Preferred Stock”) and 190,000,000 shares of common stock (“Common Stock”), each having a par value of $0.001.

 Stock Splits

On April 1, 2013, the Company effected a one-for-ten reverse stock split of the issued and outstanding shares of Common Stock (the “Reverse Split”). The number of authorized shares and the par value of the Common Stock were not changed.  The accompanying financial statements have been restated to reflect this reverse stock split.

Private Placement Offerings

In March 2014, the Company consummated two concurrent private placement offerings (the “2014 Offerings”), receiving an aggregate of $1,835,000 from accredited investors.  In one of the offerings, the Company sold an aggregate of 917,583 shares of Common Stock for $0.91 per share for a total of $835,000.  For each share purchased in this offering, investors received an immediately exercisable, five year warrant to purchase one share of Common Stock at a price of $0.91 per share.  In the concurrent offering, the Company sold 1,098,091 shares of Common Stock for $0.91 per share for a total of $1,000,000.  The investor in the concurrent offering did not receive warrants.

On May 1, 2013, the Company commenced a private placement offering of up to 1,250,000 shares of its Common Stock (the “Private Placement”) at a price of $0.40 per share pursuant to subscription agreements entered into with each investor.  As of June 18, 2013, the last date of the offering, 1,171,705 shares of Common Stock were sold, raising an aggregate of $468,682, which amount included the conversion of $20,000 of notes then outstanding.

Stock Incentive Plans

In March 2013, the Company approved the 2012 Long-Term Incentive Equity Plan (the “2012 Plan”), which provides the Company with the ability to issue stock options, stock appreciation rights, restricted stock and/or other stock based awards for up to an aggregate of 2,050,000 shares of Common Stock.  In July 2013, the Company granted certain directors and employees of the Company stock options pursuant to the 2012 Plan to purchase 210,000 shares of Common Stock at an exercise price of $2.07 per share, which was 115% of the last sale price of the Common Stock on the date of grant. The options become exercisable in July 2014 and expire in July 2015. In connection with the stock option issuances, compensation expense of $25,358 was recorded during the three months ended March 31, 2014.

Restricted Stock Compensation

During the three months ended March 31, 2014, the Company issued 465,000 shares of Common Stock under the 2012 Plan to certain of its directors, executive officers and employees. The shares are subject to a restricted stock agreement, pursuant to which the shares will vest one year from the date of such agreement if the grantee is a director or employee (as applicable) of the Company at the time.

A summary of the restricted stock issuances to directors, officers and employees is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested share balance, January 1, 2013	4,453,516	$1.35
Granted	608,441	2.15
Vested	(88,309)	1.40
Forfeited	(183,240)	1.40
Unvested share balance, December 31, 2013	4,790,408	$1.45
Granted	465,000	1.28
Vested	(54,975)	1.40
Forfeited	-	-
Unvested share balance, March 31, 2014	5,200,433	$1.43

In connection with the issuance of restricted stock, the Company recorded share-based compensation expense of $602,597 and $427,154 for the three months ended March 31, 2014 and 2013, respectively.  With the exception of 1,165,251 shares which vest based upon achieving certain milestones, the Company records compensation expense over the vesting period based upon the fair market value on the date of grant for each share, adjusted for forfeitures.   As of March 31, 2014, there was $4,955,105 of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation.  That cost is expected to be recognized during the years 2014 through 2016.

Stock Warrants

In March 2014, the Company issued warrants to purchase shares of Common Stock at a price of $0.91 per share.  The warrants are exercisable for five years from the date of issuance.

The following table summarizes warrant activity during the period:

Number of Warrants
Outstanding at January 1, 2014	-
Issued for services	197,194
Issued in connection with the 2014 Offerings	917,583
Outstanding at March 31, 2014	1,114,777
Exercisable at March 31, 2014	1,114,777

The following table summarizes weighted-average assumptions using the Black-Scholes option-pricing model used on the date of issuance for the warrants for the three months ended March 31, 2014:

March 31, 2014
Volatility	174%
Expected term (years)	5
Risk-free interest rate	1.53%
Dividend yield	0%

In connection with the issuance of warrants for services rendered, compensation expense of $246,479 and advisory fees of $18,460 were recorded during the three months ended March 31, 2014.   Since the warrants are fully vested, there is no future cost to the Company in connection with the warrants.  Warrants issued to investors as part of the 2014 Placements had no impact, and will have no future impact, on the Company’s statement of operations.

Advisory Services

In March 2014, the Company entered into two agreements pursuant to which the Company will receive advisory services related to strategy, distributorship, sales and sales channels and investor relations.  The Company granted to each advisor 100,000 shares of restricted Common Stock, subject to forfeiture if the advisor terminates or materially breaches the agreement before the six-month anniversary thereof.  The aggregate value of the advisory fees of $260,000 was calculated based upon the closing price of the Company’s Common Stock on the date of the agreement.  This amount will be charged to income ratably over the six month vesting period.

Also in March 2014, the Company issued 82,418 and 1,234 shares of Common Stock for advisory work and consulting work, respectively.  The number of shares issued was calculated based upon the fair market value of the stock.

On October 3, 2013, the Company entered into an advisor agreement whereby the Company would receive strategic business advisory services, distributorship advisory services, sales and sales channel advisory services and investor relation advisory services in exchange for the issuance of 50,000 shares of restricted Common Stock.  The Common Stock vested on April 3, 2014.  In connection with this issuance, the Company recorded $75,000 in consulting fees during the three months ended March 31, 2014.

Also on October 3, 2013, the Company entered into an agreement for strategic business advisory services, public relations services and investor relations services.  In connection with this agreement, the Company issued 167,204 shares of restricted Common Stock and recorded consulting fees of $501,612 during 2013.  The stock is fully vested. The advisor was also issued an additional 200,000 shares of restricted Common Stock, which will vest quarterly based upon the Company reaching certain market capitalization and revenue goals.  Should the Company not reach these goals, the additional shares will be forfeited.  The goals were met for the first three quarters.  As a result, 150,000 of the additional 200,000 shares are vested as of March 31, 2014.

NOTE 6 – STOCKHOLDERS’ DEFICIT

The Company has authorized 10,000,000 shares of preferred stock (“Preferred Stock”) and 190,000,000 shares of common stock (“Common Stock”), each having a par value of $0.001.

 Stock Splits

On April 1, 2013, the Company effected a one-for-ten reverse stock split of the issued and outstanding shares of Common Stock (the “Reverse Split”). The number of authorized shares and the par value of the Common Stock were not changed.  The accompanying financial statements have been restated to reflect this reverse stock split.

Private Placement Offering

On May 1, 2013, the Company commenced a private placement offering of up to 1,250,000 shares of its Common Stock (the “Private Placement”) at a price of $0.40 per share pursuant to subscription agreements entered into with each investor.  As of June 18, 2013, the last date of the offering, 1,171,705 shares of Common Stock were sold, raising an aggregate of $468,681, which amount included $20,000 of notes outstanding.

Stock Incentive Plans

In March 2013, the Company approved the 2012 Long-Term Incentive Equity Plan (the “2012 Plan”), which provides the Company with the ability to issue stock options, stock appreciation rights, restricted stock and/or other stock based awards for up to an aggregate of 2,050,000 shares of Common Stock.

Restricted Stock Compensation

During the years ended December 31, 2013 and 2012, the Company issued shares of restricted Common Stock to certain of its directors, executive officers and employees.  Unvested restricted shares are subject to forfeiture.  With the exception of 1,165,251 shares which vest based upon achieving certain milestones, the Company records compensation expense over the vesting period based upon the fair market value on the date of grant for each share, adjusted for forfeitures.

A summary of the restricted stock issuances to directors, executive officers and employees is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested share balance, January 1, 2012	-	$-
Granted	4,553,516	1.35
Vested	(100,000)	1.30
Forfeited	-	-
Unvested share balance, December 31, 2012	4,453,516	$1.35
Granted	608,441	2.15
Vested	(88,309)	1.40
Forfeited	(183,240)	1.40
Unvested share balance, December 31, 2013	4,790,408	$1.45

In connection with the issuance of restricted stock, the Company recorded share-based compensation expense of $883,139 and $1,112,981 for the years ended December 31, 2013 and 2012, respectively.  As of December 31, 2013, there was $4,961,202 of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation.  That cost is expected to be recognized during the years 2014 through 2016.

Advisory Services

On November 28, 2012, the Company entered into an agreement with an advisor to provide strategic business advisory services and assist the Company with networking and capital formation. As compensation for these services, the Company agreed to the issuance of 500,000 shares of Common Stock, 50% of which was issuable upon execution of the agreement and 50% of which was issuable upon the six month anniversary of the execution of the advisor agreement.  Accordingly, the Company issued 250,000 shares of Common Stock. The value of the stock issued was recorded in 2012, resulting in an expense of $157,500.  This advisory services agreement has since been terminated and the remaining 250,000 shares have not been, and will not be, issued.

 On October 3, 2013, the Company entered into an advisor agreement whereby the Company would receive strategic business advisory services, distributorship advisory services, sales and sales channel advisory services and investor relation advisory services in exchange for the issuance of 50,000 shares of restricted Common Stock.  The Common Stock vests six months from the date of the agreement.  In connection with this issuance, the Company recorded $75,000 in consulting fees during the year ended December 31, 2013, and will record an additional $75,000 in fees in 2014.

Also on October 3, 2013, the Company entered into an agreement for strategic business advisory services, public relations services and investor relations services.  In connection with this agreement, the Company issued 167,204 shares of restricted Common Stock and recorded consulting fees of $501,612 during 2013.  The stock is fully vested. The advisor was also issued an additional 200,000 shares of restricted Common Stock, which will vest quarterly based upon the Company reaching certain market capitalization and revenue goals.  Should the Company not reach these goals, the additional shares will be forfeited.  The goals were met for the first two quarters.  As a result, 100,000 of the additional 200,000 shares vested in 2013, and the Company recorded $280,000 in consulting fees in connection with this vesting.

During the year ended December 31, 2013, the Company issued 35,000 shares of Common Stock to two firms who provided legal services to the Company in lieu of cash.  Also during 2013, the Company entered into an agreement with a consultant whereby the Company would issue stock for services in lieu of cash.  The number of shares issued is calculated monthly and based upon the last sales price of the Common Stock for the month.  The number of shares issued for the year ended December 31, 2013 was 11,263.